VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (94.36%)
Communications (14.87%)
Internet (14.87%)
Alphabet, Inc., Class C(a)	38,535	$57,145,864
Amazon.com, Inc.(a)	24,427	77,303,638
Facebook, Inc., Class A(a)	244,439	62,006,841
		196,456,343

TOTAL COMMUNICATIONS		196,456,343

Consumer, Cyclical (5.99%)
Lodging (5.99%)
Hilton Worldwide Holdings, Inc.	611,328	45,880,167
Whitbread PLC	1,168,302	33,338,984
		79,219,151

TOTAL CONSUMER, CYCLICAL		79,219,151

Consumer, Non-cyclical (6.66%)
Healthcare-Services (4.69%)
Anthem, Inc.	226,555	62,030,759

Pharmaceuticals (1.97%)
CVS Health Corp.	412,766	25,979,492

TOTAL CONSUMER, NON-CYCLICAL		88,010,251

Financial (30.17%)
Diversified Financial Services (15.75%)
Credit Acceptance Corp.(a)	132,392	61,951,513
Mastercard, Inc., Class A	292,768	90,327,711
Visa, Inc., Class A	293,278	55,840,131
		208,119,355

Private Equity (10.31%)
Carlyle Group, Inc.	2,045,021	58,221,748
KKR & Co., Inc., Class A	2,204,552	77,975,004
		136,196,752

Real Estate (4.11%)
Jones Lang LaSalle, Inc.	549,908	54,391,400

TOTAL FINANCIAL		398,707,507

Industrial (9.52%)
Aerospace/Defense (5.62%)
HEICO Corp.	84,753	6,487,842

		Value
	Shares	(Note 2)
Industrial (continued)
Aerospace/Defense (continued)
TransDigm Group, Inc.	156,980	$67,749,429
		74,237,271

Electric Equipment Manufacturing (3.90%)
General Electric Co.	8,494,933	51,564,243

TOTAL INDUSTRIAL		125,801,514

Technology (27.15%)
Semiconductors (18.46%)
NVIDIA Corp.	92,382	39,224,473
Qorvo, Inc.(a)	801,866	102,759,128
Skyworks Solutions, Inc.	700,482	101,976,170
		243,959,771

Software (8.69%)
Microsoft Corp.	287,697	58,980,762
Oracle Corp.	147,680	8,188,856
salesforce.com, Inc.(a)	244,193	47,581,006
		114,750,624

TOTAL TECHNOLOGY		358,710,395

TOTAL COMMON STOCKS
(Cost $902,411,638)		1,246,905,161

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (4.95%)
Money Market Fund (4.95%)
Invesco Government & Agency Portfolio, Institutional Class	0.070%	65,375,770	65,375,770

TOTAL SHORT TERM INVESTMENTS
(Cost $65,375,770)			65,375,770

TOTAL INVESTMENTS (99.31%)
(Cost $967,787,408)			$1,312,280,931

Other Assets In Excess Of Liabilities (0.69%)			9,152,141

NET ASSETS (100.00%)			$1,321,433,072

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.27%)
Consumer, Cyclical (10.09%)
Home Furnishings (1.93%)
Howden Joinery Group PLC	1,379,313	$8,852,490

Office Furnishings (8.16%)
Herman Miller, Inc.	883,430	20,698,765
Knoll, Inc.	1,432,948	16,779,821
		37,478,586

TOTAL CONSUMER, CYCLICAL		46,331,076

Consumer, Non-cyclical (9.51%)
Commercial Services (9.51%)
ISS A/S(a)	1,684,341	25,892,443
Savills PLC	1,817,352	17,794,320
		43,686,763

TOTAL CONSUMER, NON-CYCLICAL		43,686,763

Financial (25.34%)
Diversified Financial Services (6.33%)
Virtus Investment Partners, Inc.	213,998	29,086,608

Real Estate (12.96%)
Cushman & Wakefield PLC(a)	2,341,032	25,049,043
Jones Lang LaSalle, Inc.	217,210	21,484,241
Marcus & Millichap, Inc.(a)	476,062	12,967,929
		59,501,213

REITS (6.05%)
Park Hotels & Resorts, Inc.	3,361,868	27,802,648

TOTAL FINANCIAL		116,390,469

Industrial (49.26%)
Building Materials (13.49%)
Curtiss-Wright Corp.	217,791	19,409,534
Forterra PLC	12,994,310	26,398,891
Ibstock PLC	7,756,742	16,134,072
		61,942,497

Electrical Components & Equipment (15.08%)
Acuity Brands, Inc.	146,251	14,493,474
EnerSys	362,491	24,381,145
Littelfuse, Inc.	171,053	30,387,565
		69,262,184

		Value
	Shares	(Note 2)
Industrial (continued)
Electronics (8.48%)
Coherent, Inc.(a)	176,307	$24,476,701
Ituran Location and Control, Ltd.	1,092,361	14,451,936
		38,928,637

Machinery-Diversified (3.67%)
Stabilus SA	336,707	16,848,637

Manufactured Goods (2.54%)
Timken Co.	256,089	11,693,024

Miscellaneous Manufacturing (6.00%)
Carlisle Cos., Inc.	116,484	13,870,915
Crane Co.	241,668	13,671,159
		27,542,074

TOTAL INDUSTRIAL		226,217,053

Technology (5.07%)
Software (5.07%)
ACI Worldwide, Inc.(a)	625,890	16,767,593
Cerence, Inc.(a)	163,927	6,501,345
		23,268,938

TOTAL TECHNOLOGY		23,268,938

TOTAL COMMON STOCKS
(Cost $489,927,903)		455,894,299

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.72%)
Money Market Fund (0.72%)
Invesco Government & Agency Portfolio, Institutional Class	0.070%	3,306,426	3,306,426

TOTAL SHORT TERM INVESTMENTS
(Cost $3,306,426)			3,306,426

TOTAL INVESTMENTS (99.99%)
(Cost $493,234,329)			$459,200,725

Other Assets In Excess Of Liabilities (0.01%)			39,642

NET ASSETS (100.00%)			$459,240,367

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

July 31, 2020 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2020:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,246,905,161	$–	$–	$1,246,905,161
Short Term Investments	65,375,770	–	–	65,375,770
TOTAL	$1,312,280,931	$–	$–	$1,312,280,931

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$455,894,299	$–	$–	$455,894,299
Short Term Investments	3,306,426	–	–	3,306,426
TOTAL	$459,200,725	$–	$–	$459,200,725

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

July 31, 2020 (Unaudited)

For the three months ended July 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.